ORIX Corporation Shareholders' Equity - Additional Information (Detail) - JPY (¥) ¥ in Millions	6 Months Ended
	Sep. 30, 2018	Sep. 30, 2017
Class of Stock [Line Items]
Total dividends paid	¥ 49,984	¥ 38,162
Effective Date
Class of Stock [Line Items]
Total dividends paid	38,453	34,595
Officer's Compensation Board Incentive Plan
Class of Stock [Line Items]
Total dividends paid	64	62
Officer's Compensation Board Incentive Plan | Effective Date
Class of Stock [Line Items]
Total dividends paid	¥ 55	¥ 53